United States
Securities and Exchange Commission
Washington, D.C.  20549

Form N-Q
Quarterly Schedule of Portfolio Holdings of Registered Management Investment Companies

811-7193

(Investment Company Act File Number)

Federated Institutional Trust
___________________________________________

(Exact Name of Registrant as Specified in Charter)

Federated Investors Funds
4000 Ericsson Drive
Warrendale, PA 15086-7561
(Address of Principal Executive Offices)

(412) 288-1900
(Registrant's Telephone Number)

John W. McGonigle, Esquire
Federated Investors Tower
1001 Liberty Avenue
Pittsburgh, Pennsylvania 15222-3779
(Name and Address of Agent for Service)
(Notices should be sent to the Agent for Service)

Date of Fiscal Year End:  10/31/2011

Date of Reporting Period:  Quarter ended 01/31/2011

Item 1.                      Schedule of Investments

Federated Institutional High Yield Bond Fund

Portfolio of Investments

January 31, 2011 (unaudited)

Principal Amount or Shares			Value
		Corporate Bonds – 77.9%
		Aerospace/Defense – 1.1%
$650,000		Alliant Techsystems, Inc., Sr. Sub. Note, 6.75%, 4/1/2016	672,750
850,000	[1,2]	Altegrity, Inc., Company Guarantee, (Series 144A), 10.50%, 11/1/2015	905,250
700,000	[1,2]	Altegrity, Inc., Company Guarantee, (Series 144A), 11.75%, 5/1/2016	752,500
100,000		Hawker Beechcraft Acquisition Co. LLC/Hawker Beechcraft Notes, Sr. Sub. Note, 9.75%, 4/1/2017	58,750
75,000		L-3 Communications Holdings, Inc., Sr. Sub. Note, (Series B), 6.375%, 10/15/2015	77,719
475,000		ManTech International Corp., Company Guarantee, 7.25%, 4/15/2018	494,000
122,035	[1,2]	Sequa Corp., Bond, (Series 144A), 13.50%, 12/1/2015	136,679
250,000	[1,2]	Sequa Corp., Sr. Note, (Series 144A), 11.75%, 12/1/2015	273,750
2,400,000	[1,2]	TransDigm, Inc., Sr. Sub. Note, (Series 144A), 7.75%, 12/15/2018	2,586,000
		TOTAL	5,957,398
		Automotive – 3.8%
923,000	[1,2]	Affinia Group, Inc., Sr. Secd. Note, (Series 144A), 10.75%, 8/15/2016	1,033,760
75,000	[1,2]	Affinia Group, Inc., Sr. Sub. Note, (Series 144A), 9.00%, 11/30/2014	76,875
750,000	[1,2]	American Axle & Manufacturing Holdings, Inc., Sr. Sub. Note, (Series 144A), 9.25%, 1/15/2017	855,000
1,450,000		ArvinMeritor, Inc., Company Guarantee, 10.625%, 3/15/2018	1,660,250
700,000	[1,2]	Cooper-Standard Automotive, Inc., Sr. Note, (Series 144A), 8.50%, 5/1/2018	757,750
200,000		Dana Holding Corp., Sr. Note, 6.50%, 2/15/2019	204,500
200,000		Dana Holding Corp., Sr. Note, 6.75%, 2/15/2021	204,000
875,000	[1,2]	Exide Technologies, Sr. Secd. Note, (Series 144A), 8.625%, 2/1/2018	926,406
1,125,000		Ford Motor Credit Co., Sr. Note, 7.00%, 4/15/2015	1,238,094
700,000		Ford Motor Credit Co., Sr. Note, 8.00%, 6/1/2014	784,427
2,725,000		Ford Motor Credit Co., Sr. Unsecd. Note, 8.00%, 12/15/2016	3,094,554
1,275,000		Ford Motor Credit Co., Sr. Unsecd. Note, 8.125%, 1/15/2020	1,495,711
525,000	[3,4]	General Motors Corp., Deb., 7.40%, 9/1/2025	182,438
175,000		Lear Corp., Company Guarantee, 7.875%, 3/15/2018	190,750
175,000		Lear Corp., Company Guarantee, 8.125%, 3/15/2020	193,813
600,000		Navistar International Corp., Sr. Note, 8.25%, 11/1/2021	664,500
1,150,000	[1,2]	Pinafore, LLC, Sr. Secd. 2nd Priority Note, (Series 144A), 9.00%, 10/1/2018	1,275,062
1,325,000	[1,2]	Stoneridge, Inc., Sr. Secd. Note, (Series 144A), 9.50%, 10/15/2017	1,464,125
625,000	[1,2]	TRW Automotive, Inc., Sr. Note, (Series 144A), 8.875%, 12/1/2017	709,375
750,000	[1,2]	Tenneco Automotive, Inc., Company Guarantee, (Series 144A), 6.875%, 12/15/2020	772,500
400,000	[1,2]	Tenneco Automotive, Inc., Sr. Note, (Series 144A), 7.75%, 8/15/2018	425,000
963,000	[1,2]	Tower Automotive, Inc., Sr. Secd. Note, (Series 144A), 10.625%, 9/1/2017	1,047,262
750,000	[1,2]	United Components, Inc., Sr. Note, (Series 144A), 8.625%, 2/15/2019	785,625
		TOTAL	20,041,777
		Building Materials – 1.2%
200,000	[1,2]	American Standard Cos., Sr. Secd. Note, (Series 144A), 10.75%, 1/15/2016	211,000
175,000	[1,2]	Associated Materials, Inc., Sr. Secd. Note, (Series 144A), 9.125%, 11/1/2017	188,563
475,000	[1,2]	Building Materials Corp. of America, Sr. Note, (Series 144A), 7.50%, 3/15/2020	491,625
475,000		Interline Brands, Inc., Company Guarantee, 7.00%, 11/15/2018	490,438
1,625,000		Norcraft Cos. LLC, Sr. Secd. Note, (Series WI), 10.50%, 12/15/2015	1,742,812
284,000		Norcraft Holdings LP, Sr. Disc. Note, 9.75%, 9/1/2012	286,130
775,000	[1,2]	Nortek Holdings, Inc., Sr. Note, (Series 144A), 10.00%, 12/1/2018	817,625
1,250,000		Nortek Holdings, Inc., Sr. Secd. Note, 11.00%, 12/1/2013	1,339,062

Principal Amount or Shares			Value
$900,000		Ply Gem Industries, Inc., Sr. Secd. Note, 11.75%, 6/15/2013	966,375
		TOTAL	6,533,630
		Chemicals – 2.9%
250,000	[1,2]	Celanese Corp., Company Guarantee, (Series 144A), 6.625%, 10/15/2018	261,250
775,000		Compass Minerals International, Inc., Company Guarantee, 8.00%, 6/1/2019	840,875
975,000		Ferro Corp., Sr. Note, 7.875%, 8/15/2018	1,044,469
750,000	[1,2]	Hexion U.S. Finance Corp., Sr. Secd. Note, (Series 144A), 9.00%, 11/15/2020	802,500
1,500,000		Hexion U.S. Finance Corp., Sr. Secd. Note, 8.875%, 2/1/2018	1,623,750
850,000		Huntsman International LLC, Company Guarantee, (Series WI), 8.625%, 3/15/2020	943,500
1,225,000		Huntsman International LLC, Company Guarantee, 5.50%, 6/30/2016	1,206,625
875,000	[1,2]	Huntsman International LLC, Sr. Sub. Note, (Series 144A), 8.625%, 3/15/2021	966,875
500,000		Koppers Holdings, Inc., Company Guarantee, (Series WI), 7.875%, 12/1/2019	542,500
1,250,000	[1,2]	Momentive Performance Materials, Inc., (Series 144A), 9.00%, 1/15/2021	1,334,375
850,000	[1,2]	Nalco Co., Sr. Note, (Series 144A), 6.625%, 1/15/2019	891,437
375,000		Nalco Co., Sr. Note, 8.25%, 5/15/2017	413,906
750,000	[1,2]	Omnova Solutions, Inc., Sr. Note, (Series 144A), 7.875%, 11/1/2018	772,500
750,000	[1,2]	Oxea Finance, Sr. Secd. Note, (Series 144A), 9.50%, 7/15/2017	825,938
200,000	[1,2]	Polymer Group, Inc., Sr. Secd. Note, (Series 144A), 7.75%, 2/1/2019	206,500
1,275,000		Solutia, Inc., Company Guarantee, 8.75%, 11/1/2017	1,413,656
500,000		Solutia, Inc., Sr. Note, 7.875%, 3/15/2020	545,000
75,000		Union Carbide Corp., Deb., 7.50%, 6/1/2025	78,340
650,000	[1,2]	Vertellus Specialties, Inc., Sr. Secd. Note, (Series 144A), 9.375%, 10/1/2015	701,188
		TOTAL	15,415,184
		Construction Machinery – 0.8%
400,000	[1,2]	Case New Holland, Sr. Note, (Series 144A), 7.875%, 12/1/2017	446,500
775,000		RSC Equipment Rental, Inc., Sr. Note, (Series WI), 10.25%, 11/15/2019	864,125
525,000		RSC Equipment Rental, Inc., Sr. Note, 9.50%, 12/1/2014	553,875
350,000	[1,2]	RSC Equipment Rental, Inc., Sr. Secd. Note, (Series 144A), 10.00%, 7/15/2017	399,000
500,000	[1,2]	RSC Equipment Rental, Inc., Sr. Unsecd. Note, (Series 144A), 8.25%, 2/1/2021	513,750
1,400,000		United Rentals, Inc., Sr. Sub. Note, 8.375%, 9/15/2020	1,470,000
		TOTAL	4,247,250
		Consumer Products – 3.8%
1,500,000		Central Garden & Pet Co., Sr. Sub., 8.25%, 3/1/2018	1,552,500
1,275,000		Diversey Holdings, Inc., Sr. Unsecd. Note, 10.50%, 5/15/2020	1,488,562
650,000		Diversey, Inc., Company Guarantee, 8.25%, 11/15/2019	706,875
1,925,000		Easton Bell Sports Inc., Sr. Secd. Note, 9.75%, 12/1/2016	2,151,187
725,000		Jarden Corp., Sr. Sub. Note, 7.50%, 5/1/2017	766,688
400,000		Jarden Corp., Sr. Unsecd. Note, 8.00%, 5/1/2016	436,500
1,175,000		Libbey Glass, Inc., Sr. Secd. Note, 10.00%, 2/15/2015	1,276,344
1,150,000	[1,2]	Prestige Brands Holdings, Inc., Company Guarantee, (Series 144A), 8.25%, 4/1/2018	1,201,750
472,000	[1,2]	Sealy Mattress Co., Sr. Secd. Note, (Series 144A), 10.875%, 4/15/2016	538,670
2,300,000		Sealy Mattress Co., Sr. Sub. Note, 8.25%, 6/15/2014	2,363,250
1,725,000	[1,2]	Simmons Co., Company Guarantee, (Series 144A), 11.25%, 7/15/2015	1,873,781
1,622,860		Spectrum Brands, Inc., Bond, 12.00%, 8/28/2019	1,825,717
475,000	[1,2]	Spectrum Brands, Inc., Sr. Secd. Note, (Series 144A), 9.50%, 6/15/2018	523,688
3,050,000		Visant Corp., Company Guarantee, (Series WI), 10.00%, 10/1/2017	3,248,250
		TOTAL	19,953,762
		Energy – 4.7%
1,725,000		ATP Oil & Gas Corp., Sr. Secd. 2nd Priority Note, (Series WI), 11.875%, 5/1/2015	1,707,750

Principal Amount or Shares			Value
$1,550,000		Basic Energy Services, Inc., Company Guarantee, 7.125%, 4/15/2016	1,511,250
275,000		Berry Petroleum Co., Sr. Unsecd. Note, 6.75%, 11/1/2020	281,188
1,475,000	[1,2]	CHC Helicopter Corp., Sr. Secd. Note, (Series 144A), 9.25%, 10/15/2020	1,578,250
1,625,000	[1,2]	CVR Energy, Inc., 2nd Priority Sr. Secd. Note, (Series 144A), 10.875%, 4/1/2017	1,815,937
1,050,000		Chesapeake Energy Corp., Sr. Note, 6.875%, 8/15/2018	1,101,187
325,000		Chesapeake Energy Corp., Sr. Note, 9.50%, 2/15/2015	381,875
900,000		Chesapeake Energy Corp., Sr. Unsecd. Note, 6.625%, 8/15/2020	936,000
275,000		Cie Generale de Geophysique, Company Guarantee, 7.50%, 5/15/2015	284,625
525,000		Cie Generale de Geophysique, Company Guarantee, 9.50%, 5/15/2016	589,313
875,000		Cie Generale de Geophysique, Sr. Unsecd. Note, 7.75%, 5/15/2017	925,313
975,000		Complete Production Services, Inc., Sr. Note, 8.00%, 12/15/2016	1,031,062
950,000		Concho Resources, Inc., Sr. Note, 7.00%, 1/15/2021	992,750
275,000		Denbury Resources, Inc., Sr. Sub. Note, 9.75%, 3/1/2016	312,125
949,000		Denbury Resources, Inc., Sr. Sub., 8.25%, 2/15/2020	1,049,831
1,200,000		EXCO Resources, Inc., Sr. Note, 7.50%, 9/15/2018	1,206,000
225,000	[1,2]	Frac Tech Services LLC, Company Guarantee, (Series 144A), 7.125%, 11/15/2018	230,906
275,000	[1,2]	Hilcorp Energy I LP/Hilcorp Finance Co., Sr. Note, (Series 144A), 7.75%, 11/1/2015	286,688
425,000		Linn Energy LLC, Company Guarantee, 11.75%, 5/15/2017	494,063
1,075,000	[1,2]	Linn Energy LLC, Sr. Note, (Series 144A), 8.625%, 4/15/2020	1,182,500
725,000	[1,2]	Linn Energy LLC, Sr. Unsecd. Note, (Series 144A), 7.75%, 2/1/2021	761,250
1,200,000	[1,2]	McJunkin Red Man Corp., Sr. Secd. Note, (Series 144A), 9.50%, 12/15/2016	1,195,500
1,325,000		PHI, Inc., Company Guarantee, (Series WI), 8.625%, 10/15/2018	1,378,000
400,000	[1,2]	Petrohawk Energy Corp., Company Guarantee, (Series 144A), 7.25%, 8/15/2018	413,000
1,825,000		Petrohawk Energy Corp., Company Guarantee, 7.25%, 8/15/2018	1,884,312
75,000		Pioneer Natural Resources, Inc., Bond, 6.875%, 5/1/2018	81,062
50,000		Plains Exploration & Production Co., Sr. Note, 7.00%, 3/15/2017	52,500
150,000		Plains Exploration & Production Co., Sr. Note, 7.625%, 6/1/2018	160,500
250,000		Plains Exploration & Production Co., Sr. Note, 7.75%, 6/15/2015	263,125
50,000		Range Resources Corp., Sr. Sub. Note, 6.375%, 3/15/2015	51,125
750,000	[1,2]	Sandridge Energy, Inc., Sr. Unsecd. Note, (Series 144A), 9.875%, 5/15/2016	825,000
		TOTAL	24,963,987
		Entertainment – 1.5%
1,800,000	[1,2]	Cedar Fair LP, Sr. Unsecd. Note, (Series 144A), 9.125%, 8/1/2018	1,948,500
1,475,000		Cinemark USA, Inc., Company Guarantee, 8.625%, 6/15/2019	1,604,063
150,000	[1,3,4,5]	Hard Rock Park Operations LLC, Sr. Secd. Note, (Series 144A), 0%, 4/1/2012	0
1,475,000		Regal Cinemas, Inc., Company Guarantee, 8.625%, 7/15/2019	1,578,250
1,150,000		Universal City Development Partners Ltd., Company Guarantee, 10.875%, 11/15/2016	1,282,250
1,175,000		Universal City Development Partners Ltd., Company Guarantee, 8.875%, 11/15/2015	1,274,875
		TOTAL	7,687,938
		Financial Institutions – 5.1%
1,000,000	[1,2]	Ally Financial, Inc., (Series 144A), 6.25%, 12/1/2017	1,033,750
925,000		Ally Financial, Inc., Company Guarantee, 6.875%, 9/15/2011	950,438
700,000		Ally Financial, Inc., Company Guarantee, 7.00%, 2/1/2012	729,750
432,000		Ally Financial, Inc., Company Guarantee, 8.00%, 11/1/2031	490,320
1,675,000		Ally Financial, Inc., Company Guarantee, 8.00%, 3/15/2020	1,896,937
1,750,000		Ally Financial, Inc., Company Guarantee, 8.30%, 2/12/2015	1,981,875
800,000	[1,2]	Ally Financial, Inc., Company Guarantee, (Series 144A), 7.50%, 9/15/2020	876,000
8,325,000		CIT Group, Inc., Sr. Secd. Note, 7.00%, 5/1/2017	8,418,656
1,050,000	[1,2]	International Lease Finance Corp., Sr. Note, (Series 144A), 8.625%, 9/15/2015	1,173,375

Principal Amount or Shares			Value
$3,075,000	[1,2]	International Lease Finance Corp., Sr. Note, (Series 144A), 8.75%, 3/15/2017	3,451,687
575,000		International Lease Finance Corp., Sr. Unsecd. Note, 8.25%, 12/15/2020	627,469
400,000		International Lease Finance Corp., Sr. Unsecd. Note, 8.875%, 9/1/2017	447,500
225,000		iPayment Holdings, Inc., Sr. Sub. Note, (Series WI), 9.75%, 5/15/2014	219,938
1,425,000		Lender Processing Services, Sr. Note, 8.125%, 7/1/2016	1,478,437
3,075,000		Nuveen Investments, Company Guarantee, 10.50%, 11/15/2015	3,182,625
		TOTAL	26,958,757
		Food & Beverage – 2.9%
1,175,000		Aramark Corp., Sr. Note, 8.50%, 2/1/2015	1,230,812
100,000		Aramark Services, Inc., Floating Rate Note — Sr. Note, 3.787%, 2/1/2015	99,250
950,000		B&G Foods, Inc., Sr. Note, 7.625%, 1/15/2018	1,011,750
250,000	[1,2]	Darling International, Inc., Company Guarantee, (Series 144A), 8.50%, 12/15/2018	271,250
2,025,000		Dean Foods Co., Company Guarantee, 7.00%, 6/1/2016	1,954,125
1,250,000	[1,2]	Dean Foods Co., Sr. Note, (Series 144A), 9.75%, 12/15/2018	1,306,250
2,175,000	[1,2]	Michael Foods, Inc., Sr. Note, (Series 144A), 9.75%, 7/15/2018	2,392,500
700,000		Pinnacle Foods Finance LLC/Pinnacle Foods Finance Corp., Company Guarantee, 8.25%, 9/1/2017	724,500
1,375,000		Pinnacle Foods Finance LLC/Pinnacle Foods Finance Corp., Company Guarantee, 9.25%, 4/1/2015	1,443,750
550,000		Pinnacle Foods Finance LLC/Pinnacle Foods Finance Corp., Sr. Sub. Note, (Series WI), 10.625%, 4/1/2017	595,375
300,000		Reddy Ice Corp., Sr. Secd. Note, 11.25%, 3/15/2015	312,750
600,000		Reddy Ice Corp., Sr. Secd. Note, 13.25%, 11/1/2015	537,000
525,000		Smithfield Foods, Inc., Note, 7.75%, 5/15/2013	576,188
500,000		Smithfield Foods, Inc., Sr. Note, 7.75%, 7/1/2017	532,500
1,000,000		Smithfield Foods, Inc., Sr. Secd. Note, 10.00%, 7/15/2014	1,181,250
950,000		TreeHouse Foods, Inc., Sr. Unsecd. Note, 7.75%, 3/1/2018	1,027,188
		TOTAL	15,196,438
		Gaming – 4.0%
1,150,000		American Casino & Entertainment, Sr. Secd. Note, 11.00%, 6/15/2014	1,210,375
1,125,000		Ameristar Casinos, Inc., Company Guarantee, 9.25%, 6/1/2014	1,212,188
525,000		Global Cash Access LLC, Sr. Sub. Note, 8.75%, 3/15/2012	527,625
1,700,000	[1,2]	Great Canadian Gaming Corp., Company Guarantee, (Series 144A), 7.25%, 2/15/2015	1,746,750
2,175,000		Harrah's Operating Co., Inc., Sr. Secd. Note, 11.25%, 6/1/2017	2,479,500
2,150,000		Jacobs Entertainment, Inc., Sr. Note, 9.75%, 6/15/2014	2,160,750
2,125,000		MGM Mirage, Inc., Sr. Note, 7.50%, 6/1/2016	2,029,375
400,000	[1,2]	MGM Mirage, Inc., Sr. Secd. Note, (Series 144A), 9.00%, 3/15/2020	444,000
100,000		MGM Mirage, Inc., Sr. Secd. Note, 10.375%, 5/15/2014	113,750
300,000		MGM Mirage, Inc., Sr. Secd. Note, 11.125%, 11/15/2017	348,000
225,000		MGM Mirage, Inc., Sr. Secd. Note, 13.00%, 11/15/2013	270,000
675,000		MGM Mirage, Inc., Sr. Unsecd. Note, 11.375%, 3/1/2018	757,688
1,225,000		Peninsula Gaming, LLC, Company Guarantee, 10.75%, 8/15/2017	1,356,687
475,000		Peninsula Gaming, LLC, Sr. Secd. Note, 8.375%, 8/15/2015	505,875
1,000,000		Penn National Gaming, Inc., Sr. Sub., 8.75%, 8/15/2019	1,107,500
525,000	[1,2]	San Pasqual Casino Development Group, Inc., Sr. Note, (Series 144A), 8.00%, 9/15/2013	528,281
1,060,000	[1,2]	Seminole Tribe of Florida, Bond, (Series 144A), 7.804%, 10/1/2020	1,044,619
650,000	[1,2]	Seminole Tribe of Florida, Note, (Series 144A), 7.75%, 10/1/2017	689,000
850,000		Wynn Las Vegas LLC, 1st Mtg. Bond, 7.875%, 11/1/2017	911,625
525,000		Wynn Las Vegas LLC, 1st Mtg. Note, 7.75%, 8/15/2020	559,125
962,000	[1,2]	Yonkers Racing Corp., Sr. Secd. Note, (Series 144A), 11.375%, 7/15/2016	1,067,820
		TOTAL	21,070,533

Principal Amount or Shares			Value
		Health Care – 6.6%
$1,375,000		Alere, Inc., Company Guarantee, 9.00%, 5/15/2016	1,455,781
1,075,000		Alere, Inc., Sr. Note, 7.875%, 2/1/2016	1,113,969
1,475,000		Bausch & Lomb, Inc., Sr. Unsecd. Note, 9.875%, 11/1/2015	1,600,375
775,000		Bio-Rad Laboratories, Inc., Sr. Sub., 8.00%, 9/15/2016	858,312
3,450,000		Biomet, Inc., Sr. Sub. Note, (Series WI), 11.625%, 10/15/2017	3,915,750
650,000		CRC Health Corp., Sr. Sub. Note, 10.75%, 2/1/2016	653,250
575,000	[1,2]	Fresenius Medical Care AG & Co. KGaA, Sr. Unsecd. Note, (Series 144A), 9.00%, 7/15/2015	663,406
1,000,000	[1,2]	Grifols SA, Sr. Note, (Series 144A), 8.25%, 2/1/2018	1,041,250
725,000	[1,2]	HCA Holdings, Inc, Sr. Unsecd. Note, (Series 144A), 7.75%, 5/15/2021	759,438
100,000		HCA, Inc., Sr. Note, 7.50%, 11/6/2033	91,625
5,242,000		HCA, Inc., Sr. Secd. 2nd Priority Note, 9.625%, 11/15/2016	5,667,912
525,000		HCA, Inc., Sr. Secd. Note, 7.875%, 2/15/2020	576,844
625,000		HCA, Inc., Sr. Secd. Note, 8.50%, 4/15/2019	700,000
875,000		HCA, Inc., Sr. Secd. Note, 9.25%, 11/15/2016	946,094
2,025,000	[1,2]	Multiplan, Inc., Company Guarantee, (Series 144A), 9.875%, 9/1/2018	2,189,531
1,000,000		National Mentor Holdings, Inc., Sr. Sub. Note, 11.25%, 7/1/2014	1,058,750
850,000		Omnicare, Inc., Sr. Sub. Note, 6.875%, 12/15/2015	884,000
1,025,000		Omnicare, Inc., Sr. Sub., 7.75%, 6/1/2020	1,081,375
1,925,000		United Surgical Partners International, Inc., Company Guarantee, 9.25%, 5/1/2017	2,035,687
325,000		Universal Hospital Services, Inc., Floating Rate Note — Sr. Secured Note, 3.834%, 6/1/2015	307,938
1,500,000		Universal Hospital Services, Inc., Sr. Secd. Note, 8.50%, 6/1/2015	1,569,375
2,093,906		VWR Funding, Inc., Company Guarantee, 10.25%, 7/15/2015	2,216,923
2,075,000		Vanguard Health Holdings II, Company Guarantee, 8.00%, 2/1/2018	2,142,437
550,000		Ventas Realty LP, Sr. Note, 6.50%, 6/1/2016	572,991
850,000		Ventas Realty LP, Sr. Note, 6.50%, 6/1/2016	885,531
225,000		Ventas Realty LP, Sr. Note, 6.75%, 4/1/2017	234,960
		TOTAL	35,223,504
		Industrial - Other – 3.3%
1,075,000	[1,2]	American Tire Distributors, Inc., Sr. Secd. Note, (Series 144A), 9.75%, 6/1/2017	1,182,500
425,000	[1,2]	Amsted Industries, Inc., Sr. Note, (Series 144A), 8.125%, 3/15/2018	452,625
475,000	[1,2]	Atkore International, Inc., Sr. Secd. Note, (Series 144A), 9.875%, 1/1/2018	509,438
200,000	[1,2]	Baker & Taylor Acquisition Corp., Sr. Secd. Note, (Series 144A), 11.50%, 7/1/2013	169,500
875,000		Baldor Electric Co., Sr. Note, 8.625%, 2/15/2017	980,000
450,000		Belden CDT, Inc., Company Guarantee, 9.25%, 6/15/2019	500,625
225,000		Belden CDT, Inc., Sr. Sub. Note, 7.00%, 3/15/2017	229,500
1,350,000	[1,2]	Cleaver-Brooks, Inc., Sr. Secd. Note, (Series 144A), 12.25%, 5/1/2016	1,454,625
775,000		General Cable Corp., Sr. Note, 7.125%, 4/1/2017	802,125
1,050,000	[1,2]	International Wire Group, Sr. Secd. Note, (Series 144A), 9.75%, 4/15/2015	1,107,750
1,725,000	[1,2]	Knowledge Learning Corp., Sr. Sub. Note, (Series 144A), 7.75%, 2/1/2015	1,718,531
1,225,000	[1,2]	Maxim Finance Corp., Sr. Secd. Note, (Series 144A), 12.25%, 4/15/2015	1,246,437
750,000		Mueller Water Products, Inc., Company Guarantee, 8.75%, 9/1/2020	836,250
1,325,000		Mueller Water Products, Inc., Sr. Sub. Note, (Series WI), 7.375%, 6/1/2017	1,293,531
1,850,000		Rexnord, Inc., Company Guarantee, 8.50%, 5/1/2018	1,993,375
675,000		SPX Corp., Sr. Unsecd. Note, 7.625%, 12/15/2014	740,813
750,000		Sensus Metering Systems, Inc., Sr. Sub. Note, 8.625%, 12/15/2013	765,000
1,050,000		The Hillman Group, Inc., Company Guarantee, 10.875%, 6/1/2018	1,151,062
250,000		Thermon Industries, Inc., Sr. Secd. Note, (Series WI), 9.50%, 5/1/2017	270,000
		TOTAL	17,403,687

Principal Amount or Shares			Value
		Lodging – 0.2%
$625,000		Host Hotels & Resorts LP, Sr. Note, 6.875%, 11/1/2014	648,438
150,000		Host Marriott LP, Note, (Series Q), 6.75%, 6/1/2016	155,625
		TOTAL	804,063
		Media - Cable – 1.2%
325,000	[1,2]	Cequel Communications Holdings, Sr. Note, (Series 144A), 8.625%, 11/15/2017	341,656
625,000		Charter Communications Holdings II, Company Guarantee, (Series WI), 7.875%, 4/30/2018	660,938
175,000		Charter Communications Holdings II, Company Guarantee, (Series WI), 8.125%, 4/30/2020	187,250
1,000,000		Charter Communications Holdings II, Company Guarantee, 7.25%, 10/30/2017	1,045,000
525,000		Charter Communications Holdings II, Sr. Note, 13.50%, 11/30/2016	637,875
1,025,000		Charter Communications Holdings II, Sr. Note, 7.00%, 1/15/2019	1,037,812
675,000	[1,2]	Insight Communication Co., Sr. Note, (Series 144A), 9.375%, 7/15/2018	740,813
1,450,000		Virgin Media, Inc., Company Guarantee, (Series 1), 9.50%, 8/15/2016	1,654,812
		TOTAL	6,306,156
		Media - Non-Cable – 6.7%
300,000	[1,2]	Citadel Broadcasting Corp., Company Guarantee, (Series 144A), 7.75%, 12/15/2018	321,000
1,650,000		Clear Channel Worldwide, Company Guarantee, (Series B), 9.25%, 12/15/2017	1,835,625
175,000		Clear Channel Worldwide, Company Guarantee, 9.25%, 12/15/2017	194,250
1,325,000		Echostar DBS Corp., Sr. Note, 6.625%, 10/1/2014	1,391,250
950,000		Entravision Communications Corp., Sr. Secd. Note, 8.75%, 8/1/2017	1,021,250
1,550,000	[1,2]	FoxCo Acquisitions, LLC, Sr. Note, (Series 144A), 13.375%, 7/15/2016	1,710,812
225,000	[3]	Idearc, Inc., Company Guarantee, 8.00%, 11/15/2016	1,688
325,000	[1,2]	Inmarsat Finance PLC, Company Guarantee, (Series 144A), 7.375%, 12/1/2017	346,938
2,700,000		Intelsat Jackson Ltd., Sr. Note, 11.25%, 6/15/2016	2,916,000
2,875,000		Intelsat Jackson Ltd., Sr. Unsecd. Note, 9.50%, 2/1/2015	2,990,000
1,125,000		Interpublic Group Cos., Inc., Sr. Unsecd. Note, 10.00%, 7/15/2017	1,344,375
875,000		Lamar Media Corp., Company Guarantee, 7.875%, 4/15/2018	934,062
425,000		Lamar Media Corp., Sr. Sub. Note, 6.625%, 8/15/2015	436,156
175,000		Lamar Media Corp., Sr. Unsecd. Note, (Series C), 6.625%, 8/15/2015	179,594
1,800,000		MDC Partners, Inc., Company Guarantee, 11.00%, 11/1/2016	1,989,000
1,750,000	[1,2]	Medimedia USA, Inc., Sr. Sub. Note, (Series 144A), 11.375%, 11/15/2014	1,531,250
617,144		Nexstar Broadcasting Group, Inc., Company Guarantee, 7.00%, 1/15/2014	604,030
225,000		Nexstar Broadcasting Group, Inc., Company Guarantee, 7.00%, 1/15/2014	221,063
1,125,000	[1,2]	Nexstar Broadcasting Group, Inc., Sr. Secd. Note, (Series 144A), 8.875%, 4/15/2017	1,217,812
825,000		Nielsen Finance LLC/Nielsen Finance Co., Company Guarantee, 0/12.50%, 8/1/2016	871,406
1,500,000	[1,2]	Nielsen Finance LLC/Nielsen Finance Co., Sr. Note, (Series 144A), 7.75%, 10/15/2018	1,616,250
800,000		Nielsen Finance LLC/Nielsen Finance Co., Sr. Note, 11.50%, 5/1/2016	937,000
675,000		Nielsen Finance LLC/Nielsen Finance Co., Sr. Note, 11.625%, 2/1/2014	790,594
1,275,000	[1,2]	ProQuest Co., Company Guarantee, (Series 144A), 9.00%, 10/15/2018	1,338,750
100,000		Quebecor Media, Inc., Sr. Unsecd. Note, (Series WI), 7.75%, 3/15/2016	104,250
225,000		Quebecor Media, Inc., Sr. Unsecd. Note, (Series WI), 7.75%, 3/15/2016	234,563
975,000	[1,2]	Rainbow National Services LLC, Sr. Sub. Note, (Series 144A), 10.375%, 9/1/2014	1,014,000
1,975,000		SSI Investments II Ltd., Company Guarantee, 11.125%, 6/1/2018	2,212,000
1,175,000	[1,2]	Sirius XM Radio Inc., Sr. Note, (Series 144A), 8.75%, 4/1/2015	1,289,562
1,300,000		Southern Graphics Systems, Inc., Sr. Sub. Note, (Series WI), 12.00%, 12/15/2013	1,350,375
111,408	[1,2]	Univision Television Group, Inc., Sr. Note, (Series 144A), 9.75%, 3/15/2015	121,992
125,000	[1,2]	Univision Television Group, Inc., Sr. Secd. Note, (Series 144A), 12.00%, 7/1/2014	137,031
900,000	[1,2]	XM Satellite Radio, Inc., Sr. Note, (Series 144A), 13.00%, 8/1/2013	1,075,500
1,275,000	[1,2]	XM Satellite Radio, Inc., Sr. Unsecd. Note, (Series 144A), 7.625%, 11/1/2018	1,329,187
		TOTAL	35,608,615

Principal Amount or Shares			Value
		Metals & Mining – 0.2%
$100,000	[3,4,5]	Aleris International, Inc., Company Guarantee, 9.00%, 12/15/2014	10
75,000	[3,4,5]	Aleris International, Inc., Sr. Sub. Note, 10.00%, 12/15/2016	0
1,000,000		Aquilex Holdings, Company Guarantee, 11.125%, 12/15/2016	1,037,500
		TOTAL	1,037,510
		Packaging & Containers – 2.8%
1,325,000	[1,2]	Ardagh Packaging Finance PLC, Company Guarantee, (Series 144A), 9.125%, 10/15/2020	1,440,937
325,000		Ball Corp., Sr. Note, 6.625%, 3/15/2018	333,938
200,000		Berry Plastics Corp., Sr. Secd. Note, 9.50%, 5/15/2018	212,000
550,000	[1,2]	Bway Holding Co., Sr. Note, (Series 144A), 10.00%, 6/15/2018	602,250
925,000	[1,2]	Bway Holding Co., Sr. PIK Deb., (Series 144A), 10.125%, 11/1/2015	975,875
400,000		Crown Americas, LLC, Company Guarantee, 7.625%, 5/15/2017	434,000
750,000	[1,2]	Crown Americas, LLC, Sr. Note, (Series 144A), 6.25%, 2/1/2021	759,375
1,175,000		Crown Americas, LLC, Sr. Note, 7.75%, 11/15/2015	1,227,875
2,000,000		Graham Packaging Co., Company Guarantee, 8.25%, 1/1/2017	2,110,000
425,000		Graham Packaging Co., Company Guarantee, 8.25%, 10/1/2018	454,219
575,000		Greif, Inc., Sr. Unsecd. Note, 7.75%, 8/1/2019	629,625
800,000	[1,2]	Packaging Dynamics Corp., (Series 144A), 8.75%, 2/1/2016	819,000
975,000	[1,2]	Reynolds Group, Sr. Note, (Series 144A), 8.50%, 5/15/2018	1,021,312
1,075,000	[1,2]	Reynolds Group, Sr. Note, (Series 144A), 9.00%, 4/15/2019	1,134,125
350,000	[1,2]	Reynolds Group, Sr. Secd. Note, (Series 144A), 7.125%, 4/15/2019	363,125
1,550,000	[1,2]	Reynolds Group, Sr. Secd. Note, (Series 144A), 7.75%, 10/15/2016	1,643,000
450,000	[1,2]	Reynolds Group, Sr. Unsecd. Note, (Series 144A), 8.25%, 2/15/2021	456,188
		TOTAL	14,616,844
		Paper – 1.1%
1,500,000		Boise Paper Holdings, LLC, Company Guarantee, 9.00%, 11/1/2017	1,672,500
300,000		Cascades, Inc., Company Guarantee, (Series WI), 7.875%, 1/15/2020	313,500
200,000	[1,2]	Clearwater Paper Corp., Sr. Note, (Series 144A), 7.125%, 11/1/2018	208,500
200,000		Clearwater Paper Corp., Sr. Unsecd. Note, 10.625%, 6/15/2016	229,250
975,000		Graphic Packaging International Corp., Company Guarantee, 9.50%, 6/15/2017	1,084,687
850,000		Graphic Packaging International Corp., Sr. Note, 7.875%, 10/1/2018	905,250
326,000		Graphic Packaging International Corp., Sr. Sub. Note, 9.50%, 8/15/2013	335,373
625,000		Rock-Tenn Co., Company Guarantee, 9.25%, 3/15/2016	689,062
500,000	[1,2]	Sappi Paper Holding AG, Sr. Secd. Note, (Series 144A), 12.00%, 8/1/2014	583,433
		TOTAL	6,021,555
		Restaurants – 1.8%
600,000		Burger King Corp., Company Guarantee, (Series WI), 9.875%, 10/15/2018	643,500
2,400,000	[1,2]	DineEquity Inc., Sr. Secd. Note, (Series 144A), 9.50%, 10/30/2018	2,595,000
2,375,000	[1,2]	Dunkin' Finance Corp., Sr. Note, (Series 144A), 9.625%, 12/1/2018	2,434,375
1,975,000		NPC International, Inc., Company Guarantee, 9.50%, 5/1/2014	2,044,125
1,625,000	[1,2]	Seminole Hard Rock Entertainment, Inc./Seminole Hard Rock International LLC, Sr. Secd. Note, (Series 144A), 2.802%, 3/15/2014	1,543,750
		TOTAL	9,260,750
		Retailers – 4.1%
1,375,000		Dollar General Corp., Company Guarantee, 11.875%, 7/15/2017	1,601,875
1,475,000		Express, LLC, Company Guarantee, 8.75%, 3/1/2018	1,581,938
1,200,000		General Nutrition Center, Company Guarantee, 5.75%, 3/15/2014	1,197,750
400,000		General Nutrition Center, Sr. Sub. Note, 10.75%, 3/15/2015	405,000
2,050,000	[1,2]	Gymboree Corp., Sr. Note, (Series 144A), 9.125%, 12/1/2018	2,173,000
300,000		JC Penney Corp., Inc., Sr. Unsecd. Note, 7.40%, 4/1/2037	288,750
725,000		Limited Brands, Inc., Company Guarantee, 8.50%, 6/15/2019	830,125

Principal Amount or Shares			Value
$125,000		Macy's Retail Holdings, Inc., Company Guarantee, 6.65%, 7/15/2024	125,625
100,000		Macy's Retail Holdings, Inc., Company Guarantee, 6.90%, 1/15/2032	100,000
250,000		Macy's Retail Holdings, Inc., Company Guarantee, 6.90%, 4/1/2029	249,063
200,000		Macy's Retail Holdings, Inc., Company Guarantee, 7.00%, 2/15/2028	200,000
1,850,000	[1,2]	PETCO Animal Supplies, Inc., Sr. Note, (Series 144A), 9.25%, 12/1/2018	1,998,000
1,125,000	[1,2]	QVC, Inc., Sr. Secd. Note, (Series 144A), 7.125%, 4/15/2017	1,186,875
950,000	[1,2]	QVC, Inc., Sr. Secd. Note, (Series 144A), 7.50%, 10/1/2019	1,016,500
1,775,000		Sally Beauty Holdings, Inc., 10.50%, 11/15/2016	1,970,250
800,000		The Yankee Candle Co., Inc., Sr. Note, 8.50%, 2/15/2015	840,000
2,200,000		The Yankee Candle Co., Inc., Sr. Sub. Note, 9.75%, 2/15/2017	2,321,000
1,475,000		Toys 'R' Us, Inc., Company Guarantee, (Series WI), 10.75%, 7/15/2017	1,699,937
1,975,000		United Auto Group, Inc., Sr. Sub. Note, 7.75%, 12/15/2016	2,029,312
		TOTAL	21,815,000
		Services – 2.4%	,
875,000	[1,2]	Bankrate, Inc., Company Guarantee, (Series 144A), 11.75%, 7/15/2015	1,001,875
1,875,000	[1,2]	Garda World Security Corp., Sr. Unsecd. Note, (Series 144A), 9.75%, 3/15/2017	2,020,312
9,000		KAR Holdings, Inc., Company Guarantee, 10.00%, 5/1/2015	9,585
1,575,000		KAR Holdings, Inc., Company Guarantee, 8.75%, 5/1/2014	1,645,875
750,000	[1,2]	Reliance Intermediate Holdings LP, Sr. Unsecd. Note, (Series 144A), 9.50%, 12/15/2019	811,875
1,775,000	[1,2]	SITEL Corp., Sr. Unsecd. Note, (Series 144A), 11.50%, 4/1/2018	1,597,500
625,000	[1,2]	Trans Union LLC, Company Guarantee, (Series 144A), 11.375%, 6/15/2018	728,125
2,325,000		West Corp., Company Guarantee, 11.00%, 10/15/2016	2,548,781
1,450,000	[1,2]	West Corp., Sr. Note, (Series 144A), 7.875%, 1/15/2019	1,508,000
675,000	[1,2]	West Corp., Sr. Unsecd. Note, (Series 144A), 8.625%, 10/1/2018	727,313
		TOTAL	12,599,241
		Technology – 7.0%
1,575,000		Activant Solutions, Inc., Sr. Sub. Note, 9.50%, 5/1/2016	1,602,562
1,000,000		Advanced Micro Devices, Inc., Sr. Unsecd. Note, (Series WI), 8.125%, 12/15/2017	1,052,500
875,000		Advanced Micro Devices, Inc., Sr. Unsecd. Note, 7.75%, 8/1/2020	901,250
1,500,000	[1,2]	Allen Systems Group, Inc., Sr. Secd. 2nd Priority Note, (Series 144A), 10.50%, 11/15/2016	1,560,000
1,750,000	[1,2]	Aspect Software, Inc., Sr. Note, (Series 144A), 10.625%, 5/15/2017	1,833,125
900,000		Ceridian Corp., Sr. Unsecd. Note, 11.25%, 11/15/2015	936,000
1,275,000	[1,2]	CommScope, Inc., Sr. Note, (Series 144A), 8.25%, 1/15/2019	1,329,188
1,600,000	[1,2]	Compucom System, Inc., Sr. Sub. Note, (Series 144A), 12.50%, 10/1/2015	1,736,000
200,000		Fidelity National Information Services, Inc., Company Guarantee, (Series WI), 7.625%, 7/15/2017	215,500
1,175,000		Fidelity National Information Services, Inc., Company Guarantee, (Series WI), 7.875%, 7/15/2020	1,277,813
1,625,000	[1,2]	Freescale Semiconductor, Inc., (Series 144A), 10.75%, 8/1/2020	1,852,500
1,225,000	[1,2]	Freescale Semiconductor, Inc., Sr. Secd. Note, (Series 144A), 9.25%, 4/15/2018	1,362,812
2,050,000		GXS WORLDWIDE INC., Sr. Secd. Note, 9.75%, 6/15/2015	2,055,125
1,150,000	[1,2]	Interactive Data Corp., Sr. Note, (Series 144A), 10.25%, 8/1/2018	1,279,375
1,225,000		Kemet Corp., Sr. Note, 10.50%, 5/1/2018	1,353,625
1,550,000		MagnaChip Semiconductor S.A., Sr. Note, (Series WI), 10.50%, 4/15/2018	1,693,375
1,250,000		SERENA Software, Inc., Sr. Sub. Note, 10.375%, 3/15/2016	1,289,063
357,000		SS&C Technologies, Inc., Sr. Sub. Note, 11.75%, 12/1/2013	373,065
1,000,000	[1,2]	Seagate Technology HDD Holdings, Company Guarantee, (Series 144A), 7.75%, 12/15/2018	1,030,000
300,000		Seagate Technology HDD Holdings, Sr. Note, 6.80%, 10/1/2016	310,500
900,000	[1,2]	Seagate Technology HDD Holdings, Sr. Unsecd. Note, (Series 144A), 6.875%, 5/1/2020	873,000
1,825,000	[1,2]	Spansion, Inc., Company Guarantee, (Series 144A), 7.875%, 11/15/2017	1,836,406
1,300,000		Stream Global Services, Inc., Sr. Secd. Note, 11.25%, 10/1/2014	1,368,250

Principal Amount or Shares			Value
$1,900,000		SunGard Data Systems, Inc., Company Guarantee, 10.625%, 5/15/2015	2,120,875
575,000	[1,2]	SunGard Data Systems, Inc., Sr. Note, (Series 144A), 7.375%, 11/15/2018	589,375
550,000	[1,2]	SunGard Data Systems, Inc., Sr. Note, (Series 144A), 7.625%, 11/15/2020	570,625
925,000		SunGard Data Systems, Inc., Sr. Sub. Note, (Series WI), 10.25%, 8/15/2015	977,031
975,000	[1,2]	Syniverse Holdings, Inc., Sr. Note, (Series 144A), 9.125%, 1/15/2019	1,043,250
1,425,000		Terremark Worldwide, Inc., Sr. Secd. Note, (Series WI), 12.00%, 6/15/2017	1,784,812
175,000		Unisys Corp., Sr. Unsecd. Note, 12.50%, 1/15/2016	195,563
775,000	[1,2]	Viasystems, Inc., Sr. Secd. Note, (Series 144A), 12.00%, 1/15/2015	884,469
		TOTAL	37,287,034
		Transportation – 1.0%
1,025,000	[1,2]	Avis Budget Group, Inc., Company Guarantee, (Series 144A), 8.25%, 1/15/2019	1,073,687
1,400,000		Avis Budget Group, Inc., Company Guarantee, 9.625%, 3/15/2018	1,547,000
600,000	[1,2]	CEVA Group PLC, Sr. Secd. Note, (Series 144A), 11.625%, 10/1/2016	666,000
525,000	[1,2]	Hertz Corp., Company Guarantee, (Series 144A), 7.375%, 1/15/2021	548,625
498,000		Hertz Corp., Sr. Note, 8.875%, 1/1/2014	513,563
900,000	[1,2]	Hertz Corp., Sr. Unsecd. Note, (Series 144A), 7.50%, 10/15/2018	956,250
175,000		Kansas City Southern Railway Company, 8.00%, 6/1/2015	189,875
		TOTAL	5,495,000
		Utility - Electric – 1.6%
2,100,000	[1,2]	Calpine Corp., Sr. Secd. Note, (Series 144A), 7.50%, 2/15/2021	2,136,750
350,000		Dynegy Holdings, Inc., Sr. Note, 7.75%, 6/1/2019	252,875
375,000		Edison Mission Energy, Sr. Note, 7.75%, 6/15/2016	337,500
425,000		Edison Mission Energy, Sr. Unsecd. Note, 7.00%, 5/15/2017	350,625
1,000,000		Energy Future Intermediate Holding Company LLC, Sr. Secd. Note, 10.00%, 12/1/2020	1,065,143
390,859	[1,2]	FPL Energy National Wind, Note, (Series 144A), 6.125%, 3/25/2019	372,368
1,000,000	[1,2]	NRG Energy, Inc., Company Guarantee, (Series 144A), 8.25%, 9/1/2020	1,031,250
150,000		NRG Energy, Inc., Sr. Note, 7.375%, 1/15/2017	156,375
1,175,000		NRG Energy, Inc., Sr. Note, 7.375%, 2/1/2016	1,219,062
950,000	[1,2]	NRG Energy, Inc., Sr. Unsecd. Note, (Series 144A), 7.625%, 1/15/2018	963,063
300,000		Sierra Pacific Resources, Sr. Note, (Series WI), 6.75%, 8/15/2017	305,053
850,000		Texas Competitive Electric Holdings Co. LLC, Company Guarantee, (Series WI), 10.25%, 11/1/2015	527,000
		TOTAL	8,717,064
		Utility - Natural Gas – 3.0%
300,000		AmeriGas Partners LP, Sr. Note, 7.125%, 5/20/2016	314,250
350,000		AmeriGas Partners LP, Sr. Unsecd. Note, 7.25%, 5/20/2015	361,375
2,075,000		Crosstex Energy, Inc., Company Guarantee, 8.875%, 2/15/2018	2,256,563
1,975,000		Energy Transfer Equity LP, Sr. Unsecd. Note, 7.50%, 10/15/2020	2,120,656
475,000	[1,2]	Ferrellgas, L.P., Sr. Note, (Series 144A), 6.50%, 5/1/2021	463,125
1,225,000		Holly Energy Partners LP, Sr. Note, 6.25%, 3/1/2015	1,218,875
150,000		Inergy LP, Company Guarantee, 8.25%, 3/1/2016	157,500
725,000		Inergy LP, Company Guarantee, 8.75%, 3/1/2015	786,625
1,150,000	[1,2]	Inergy LP, Sr. Note, (Series 144A), 6.875%, 8/1/2021	1,161,500
450,000		Inergy LP, Sr. Note, 6.875%, 12/15/2014	463,500
525,000	[1,2]	Inergy LP, Sr. Unsecd. Note, (Series 144A), 7.00%, 10/1/2018	541,406
1,300,000		MarkWest Energy Partners LP, Company Guarantee, 6.75%, 11/1/2020	1,332,500
625,000		MarkWest Energy Partners LP, Sr. Note, (Series B), 8.75%, 4/15/2018	685,938
1,650,000	[1,2]	Niska Gas Storage US, LLC, Sr. Unsecd. Note, (Series 144A), 8.875%, 3/15/2018	1,806,750
300,000		Regency Energy Partners LP, Company Guarantee, 9.375%, 6/1/2016	333,000
1,000,000		Regency Energy Partners LP, Sr. Note, 6.875%, 12/1/2018	1,032,500

Principal Amount or Shares			Value
$200,000		Southern Star Central Corp., Sr. Note, 6.75%, 3/1/2016	203,000
600,000		Suburban Propane Partners LP, Sr. Note, 7.375%, 3/15/2020	639,750
		TOTAL	15,878,813
		Wireless Communications – 2.9%
375,000	[1]	Digicel Ltd., Sr. Note, (Series 144A), 8.25%, 9/1/2017	392,344
650,000	[1]	Digicel Ltd., Sr. Note, (Series 144A), 10.50%, 4/15/2018	727,187
1,225,000	[1]	Digicel Ltd., Sr. Note, (Series 144A), 12.00%, 4/1/2014	1,434,781
875,000	[1]	Digicel Ltd., Sr. Note, (Series 144A), 8.875%, 1/15/2015	906,719
200,752	[1]	Digicel Ltd., Sr. Note, (Series 144A), 9.125%, 1/15/2015	208,532
1,725,000		MetroPCS Wireless, Inc., Sr. Note, 6.625%, 11/15/2020	1,668,937
1,000,000		MetroPCS Wireless, Inc., Sr. Note, 7.875%, 9/1/2018	1,050,000
2,850,000		Nextel Communications, Inc., Sr. Note, (Series D), 7.375%, 8/1/2015	2,885,625
550,000		SBA Communications, Corp., Company Guarantee, 8.00%, 8/15/2016	603,625
175,000		SBA Communications, Corp., Company Guarantee, 8.25%, 8/15/2019	193,813
4,250,000		Sprint Capital Corp., Company Guarantee, 6.90%, 5/1/2019	4,281,875
500,000		Sprint Nextel Corp., Sr. Unsecd. Note, 8.375%, 8/15/2017	548,750
600,000		Sprint Nextel Corp., Unsecd. Note, 6.00%, 12/1/2016	592,500
		TOTAL	15,494,688
		Wireline Communications – 0.2%
175,000		TW Telecom, Inc., Company Guarantee, (Series WI), 8.00%, 3/1/2018	188,563
975,000		Windstream Corp., Company Guarantee, 8.125%, 9/1/2018	1,040,812
		TOTAL	1,229,375
		TOTAL CORPORATE BONDS (IDENTIFIED COST $380,758,573)	412,825,553
		PREFERRED STOCKS – 0.1%
		Finance - Commercial – 0.1%
319	[1,2]	Ally Financial, Inc., Pfd., (Series 144A), Annual Dividend 7.00% (IDENTIFIED COST $91,185)	306,559
		MUTUAL FUNDS – 21.0%;6
6,652,592	[7]	Federated Prime Value Obligations Fund, Institutional Shares, 0.23%	6,652,592
15,786,647		High Yield Bond Portfolio	104,665,467
		TOTAL MUTUAL FUNDS (IDENTIFIED COST $85,150,155)	111,318,059
		TOTAL INVESTMENTS — 99.0% (IDENTIFIED COST $465,999,913)[8]	524,450,171
		OTHER ASSETS AND LIABILITIES - NET — 1.0%[9]	5,464,969
		TOTAL NET ASSETS — 100%	$529,915,140
1	Denotes a restricted security that either: (a) cannot be offered for public sale without first being registered, or being able to take advantage of an exemption from registration, under the Securities Act of 1933; or (b) is subject to a contractual restriction on public sales. At January 31, 2011, these restricted securities amounted to $146,468,472, which represented 27.6% of total net assets.
2	Denotes a restricted security that may be resold without restriction to “qualified institutional buyers” as defined in Rule 144A under the Securities Act of 1933 and that the Fund has determined to be liquid under criteria established by the Fund's Board of Trustees (the “Trustees”). At January 31, 2011, these liquid restricted securities amounted to $142,798,909, which represented 26.9% of total net assets.

Additional information on restricted securities, excluding securities purchased under Rule 144A, if applicable, that have been deemed liquid by the Trustees, held at January 31, 2011, is as follows:

Security	Acquisition Date	Acquisition Cost	Market Value
Digicel Ltd., Sr. Note, (Series 144A), 8.25%, 9/1/2017	11/23/2009 - 2/18/2010	$367,688	$392,344
Digicel Ltd., Sr. Note, (Series 144A), 10.50%, 4/15/2018	3/16/2010 - 3/30/2010	$668,063	$727,187
Digicel Ltd., Sr. Note, (Series 144A), 12.00%, 4/1/2014	3/6/2009 - 1/5/2010	$1,268,729	$1,434,781
Digicel Ltd., Sr. Note, (Series 144A), 8.875%, 1/15/2015	4/14/2008 - 5/1/2009	$634,750	$906,719
Digicel Ltd., Sr. Note, (Series 144A), 9.125%, 1/15/2015	2/22/2007 - 5/2/2008	$188,874	$208,532
Hard Rock Park Operations LLC, Sr. Secd. Note, 1.00%, 4/1/2012	3/23/2006 - 1/2/2008	$140,362	$ —
3	Non-income producing security.
4	Issuer in default.
5	Market quotations and price evaluations are not available. Fair value determined in accordance with procedures established by and under the general supervision of the Trustees.
6	Affiliated companies.
7	7-Day net yield.
8	At January 31, 2011, the cost of investments for federal tax purposes was $463,899,555. The net unrealized appreciation of investments for federal tax purposes was $60,550,616. This consists of net unrealized appreciation from investments for those securities having an excess of value over cost of $61,848,428 and net unrealized depreciation from investments for those securities having an excess of cost over value of $1,297,812.
9	Assets, other than investments in securities, less liabilities.

Note: The categories of investments are shown as a percentage of total net assets at January 31, 2011.

Investment Valuation

In calculating its net asset value (NAV), the Fund generally values investments as follows:

  Fixed-income securities acquired with remaining maturities greater than 60 days are fair valued using price evaluations provided by a pricing service approved by the Trustees.
  Fixed-income securities acquired with remaining maturities of 60 days or less are valued at their cost (adjusted for the accretion of any discount or amortization of any premium).
  Shares of other mutual funds are valued based upon their reported NAVs.
  Equity securities listed on an exchange or traded through a regulated market system are valued at their last reported sale price or official closing price in their principal exchange or market.
  Derivative contracts listed on exchanges are valued at their reported settlement or closing price.
  Over-the-counter (OTC) derivative contracts are fair valued using price evaluations provided by a pricing service approved by the Trustees.

If the Fund cannot obtain a price or price evaluation from a pricing service for an investment, the Fund may attempt to value the investment based upon the mean of bid and asked quotations or fair value the investment based on price evaluations, from one or more dealers. If any price, quotation, price evaluation or other pricing source is not readily available when the NAV is calculated, the Fund uses the fair value of the investment determined in accordance with the procedures described below. There can be no assurance that the Fund could purchase or sell an investment at the price used to calculate the Fund's NAV.

Fair Valuation and Significant Events Procedures

The Trustees have authorized the use of pricing services to provide evaluations of the current fair value of certain investments for purposes of calculating the NAV. Factors considered by pricing services in evaluating an investment include the yields or prices of investments of comparable quality, coupon, maturity, call rights and other potential prepayments, terms and type, reported transactions, indications as to values from dealers, and general market conditions. Some pricing services provide a single price evaluation reflecting the bid-side of the market for an investment (a “bid” evaluation). Other pricing services offer both bid evaluations and price evaluations indicative of a price between the prices bid and asked for the investment (a “mid” evaluation). The Fund normally uses bid evaluations for U.S. Treasury and Agency securities, mortgage-backed securities and municipal securities. The Fund normally uses mid evaluations for other types of fixed-income securities and OTC derivative contracts. In the event that market quotations and price evaluations are not available for an investment, the fair value of the investment is determined in accordance with procedures adopted by the Trustees.

The Trustees also have adopted procedures requiring an investment to be priced at its fair value whenever the Adviser determines that a significant event affecting the value of the investment has occurred between the time as of which the price of the investment would otherwise be determined and the time as of which the NAV is computed. An event is considered significant if there is both an affirmative expectation that the investment's value will change in response to the event and a reasonable basis for quantifying the resulting change in value. Examples of significant events that may occur after the close of the principal market on which a security is traded, or after the time of a price evaluation provided by a pricing service or a dealer, include:

  With respect to securities traded in foreign markets, significant trends in U.S. equity markets or in the trading of foreign securities index futures or options contracts;
  With respect to price evaluations of fixed-income securities determined before the close of regular trading on the NYSE, actions by the Federal Reserve Open Market Committee and other significant trends in U.S. fixed-income markets;
  Political or other developments affecting the economy or markets in which an issuer conducts its operations or its securities are traded; and

    Announcements concerning matters such as acquisitions, recapitalizations, litigation developments, a natural disaster affecting the issuer's operations or regulatory changes or market developments affecting the issuer's industry.

  The Trustees have approved the use of a pricing service to determine the fair value of equity securities traded principally in foreign markets when the Adviser determines that there has been a significant trend in the U.S. equity markets or in index futures trading. For other significant events, the Fund may seek to obtain more current quotations or price evaluations from alternative pricing sources. If a reliable alternative pricing source is not available, the Fund will determine the fair value of the investment using another method approved by the Trustees.

  Various inputs are used in determining the value of the Fund's investments. These inputs are summarized in the three broad levels listed below:

  Level 1 — quoted prices in active markets for identical securities

  Level 2 — other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)

  Level 3 — significant unobservable inputs (including the Fund's own assumptions in determining the fair value of investments)

  The inputs or methodology used for valuing securities are not an indication of the risk associated with investing in those securities.

  The following is a summary of the inputs used, as of January 31, 2011, in valuing the Fund's assets carried at fair value:

Valuation Inputs
	Level 1 — Quoted Prices and Investments in Mutual Funds*	Level 2 — Other Significant Observable Inputs	Level 3 — Significant Unobservable Inputs	Total
Debt Securities:
Corporate Bonds	$ —	$412,825,543	$10	$412,825,553
Equity Securities:
Preferred Stock
Domestic	—	306,559	—	306,559
Mutual Funds	111,318,059	—	—	111,318,059
TOTAL SECURITIES	$111,318,059	$413,132,102	$10	$524,450,171
*	High Yield Bond Portfolio is an affiliated holding offered only to registered investment companies and other accredited investors.

  Following is a reconciliation of assets in which significant unobservable inputs (Level 3) were used in determining fair value:

Investments in Corporate Bonds
Balance as of November 1, 2010	$0
Change in unrealized appreciation (depreciation)	144,381
Net Purchases (Sales)	(975)
Realized gain (loss)	(143,781)
Transfer in and/or out of Level 3[1]	385
Balance as of January 31, 2011	$10
The total change in unrealized appreciation (depreciation) attributable to investments still held at January 31, 2011.	$600
1	Transferred from Level 2 to Level 3 because fair values were determined using valuation techniques utilizing unobservable market data due to observable market data being unavailable.

  The following acronym is used throughout this portfolio:

PIK	— Payment in Kind

  Item 2.                      Controls and Procedures

  (a) The registrant’s Principal Executive Officer and Principal Financial Officer have concluded that the registrant’s disclosure controls and procedures (as defined in rule 30a-3(c) under the Act) are effective in design and operation and are sufficient to form the basis of the certifications required by Rule 30a-(2) under the Act, based on their evaluation of these disclosure controls and procedures within 90 days of the filing date of this report on Form N-Q.

  (b) There were no changes in the registrant’s internal control over financial reporting (as defined in rule 30a-3(d) under the Act) during the last fiscal quarter that have materially affected, or are reasonably likely to materially affect, the registrant’s internal control over financial reporting.

  Item 3.                                Exhibits

  SIGNATURES

  Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

  Registrant                                Federated Institutional Trust

  By                      /S/ Richard A. Novak_

  Richard A. Novak
  Principal Financial Officer

  Date                      March 23, 2011

  Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

  By                      /S/ J. Christopher Donahue

  J. Christopher Donahue
  Principal Executive Officer

  Date                      March 23, 2011

  By                      /S/ Richard A. Novak

  Richard A. Novak
  Principal Financial Officer

  Date                      March 23, 2011